Fees and Commissions Income (Tables)	6 Months Ended
Sep. 30, 2025
Revenue from Contract with Customer [Abstract]
Details of Fees and Commissions Income
Details of fees and commissions income for the six months ended September 30, 2024 and 2025 are as follows:

	2024	2025
	(in millions)
Fees and commissions on deposits	¥18,418	¥17,256
Fees and commissions on remittances and transfers	78,435	83,993
Fees and commissions on foreign trading business	42,601	44,238
Fees and commissions on credit card business	128,463	134,276
Fees and commissions on security-related services	169,960	200,319
Fees and commissions on administration and management services for investment funds	162,524	158,735
Trust fees	69,501	74,264
Guarantee fees(1)	26,663	29,176
Insurance commissions	38,107	41,591
Fees and commissions on real estate business	28,190	29,360
Other fees and commissions(2)	250,166	311,590
Total	¥1,013,028	¥1,124,798

Notes:
(1)Guarantee fees are not within the scope of the guidance on revenue from contracts with customers.
(2)Other fees and commissions include non-refundable financing related fees that are not within the scope of the guidance on revenue from contracts with customers.